Leases - Balance sheet information relating to lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets and Liabilities, Lessee [Abstract]
ROU assets	¥ 1,148,322	$ 180,197	¥ 1,580,763
Operating lease liabilities—current	284,659	44,669	299,791
Operating lease liabilities—non-current	¥ 952,813	$ 149,517	¥ 1,360,946
Weighted-average remaining lease term	6 years 11 months 8 days	6 years 11 months 8 days	7 years 18 days
Weight-average discount rate	4.87%	4.87%	4.87%